Payments, by Government - 12 months ended Sep. 30, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Total Payments
Total	$ 15,031	$ 124	$ 15,155
UNITED STATES | U.S. Federal Government [Member]
Total	2,078		2,078
CANADA | Government of Canada [Member]
Total	8,091		8,091
CANADA | Government of Saskatchewan [Member]
Total		$ 124	124
CANADA | Government of Quebec [Member]
Total	271		271
CANADA | Rural Municipality of Round Valley No. 410 [Member]
Total	101		101
CANADA | Town of Goderich [Member]
Total	261		261
UNITED KINGDOM | Government of the United Kingdom [Member]
Total	3,831		3,831
UNITED KINGDOM | Cheshire [Member]
Total	$ 398		$ 398